Commitments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Commitments
3 2	COMMITMENTS
Lease commitments for leases of
low-value
assets are as follows:

	2021	2020	2019
	S$’000	S$’000	S$’000
Payable within one year	2,259	11,233	3,336
Payable in the second to fifth year inclusive	1,419	3,775	3,766

	3,678	15,008	7,102